Schedule III - Real Estate and Accumulated Depreciation (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Schedule Of Real Estate And Accumulated Depreciation
Emcumbrances
Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Emcumbrances	1,512,763
Initial Cost
Land	513,758
Building	1,777,346
Costs Capitalized Subsequent to Acquistion	94,169
Increase (Decrease) in Net Investments	(53,660)
Gross Amount at which Carried at Close of Period
Land	509,530
Building	1,822,083
Total	2,331,613
Accumulated Depreciation	116,075
Direct Financing Lease
Schedule Of Real Estate And Accumulated Depreciation
Emcumbrances	154,951
Initial Cost
Land	38,916
Building	339,255
Costs Capitalized Subsequent to Acquistion	9
Increase (Decrease) in Net Investments	(2,175)
Gross Amount at which Carried at Close of Period
Total	376,005
Operating real estate
Schedule Of Real Estate And Accumulated Depreciation
Emcumbrances	47,683
Initial Cost
Land	24,030
Building	71,663
Personal Property	3,816
Costs Capitalized Subsequent to Acquistion	21,412
Increase (Decrease) in Net Investments	(21,218)
Gross Amount at which Carried at Close of Period
Land	22,158
Building	68,032
Personal Property	9,513
Total	99,703
Accumulated Depreciation	19,993
Office facility in Broomfield, Co | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Office facilities in Broomfield, CO
Emcumbrances	0
Initial Cost
Land	248
Building	2,538
Costs Capitalized Subsequent to Acquistion	4,844
Increase (Decrease) in Net Investments	(2,069)
Gross Amount at which Carried at Close of Period
Land	2,643
Building	2,918
Total	5,561
Accumulated Depreciation	1,217
Date Acquired	Jan. 01, 1998
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Distribution facilities and warehouses in Erlanger, KY | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Distribution facilities and warehouses in Erlanger, KY
Emcumbrances	12,000
Initial Cost
Land	1,526
Building	21,427
Costs Capitalized Subsequent to Acquistion	2,966
Increase (Decrease) in Net Investments	141
Gross Amount at which Carried at Close of Period
Land	1,526
Building	24,534
Total	26,060
Accumulated Depreciation	9,431
Date Acquired	Jan. 01, 1998
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Retail store in Montgomery, AL | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Retail store in Montgomery, AL
Emcumbrances	0
Initial Cost
Land	855
Building	6,762
Costs Capitalized Subsequent to Acquistion	277
Increase (Decrease) in Net Investments	(6,978)
Gross Amount at which Carried at Close of Period
Land	142
Building	774
Total	916
Accumulated Depreciation	417
Date Acquired	Jan. 01, 1998
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Warehouse/distribution facilities in Anchorage, AK and Commerce, CA | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Warehouse/distribution facilities in Anchorage, AK and Commerce, CA
Emcumbrances	0
Initial Cost
Land	4,905
Building	11,898
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	12
Gross Amount at which Carried at Close of Period
Land	4,905
Building	11,910
Total	16,815
Accumulated Depreciation	1,636
Date Acquired	Jan. 01, 1998
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Office facility in Toledo, OH | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Office facility in Toledo, OH
Emcumbrances	0
Initial Cost
Land	224
Building	2,408
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	224
Building	2,408
Total	2,632
Accumulated Depreciation	1,003
Date Acquired	Jan. 01, 1998
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Industrial facility in Goshen, IN | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Industrial facility in Goshen, IN
Emcumbrances	0
Initial Cost
Land	239
Building	940
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	239
Building	940
Total	1,179
Accumulated Depreciation	133
Date Acquired	Jan. 01, 1998
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Office facility in Raleigh, NC | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Office facility in Raleigh, NC
Emcumbrances	0
Initial Cost
Land	1,638
Building	2,844
Costs Capitalized Subsequent to Acquistion	157
Increase (Decrease) in Net Investments	(2,554)
Gross Amount at which Carried at Close of Period
Land	828
Building	1,257
Total	2,085
Accumulated Depreciation	454
Date Acquired	Jan. 01, 1998
Life on which depreciation in latest statement of income computed	20 years 0 months 0 days
Office facility in King of Prussia, PA | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Office facility in King of Prussia, PA
Emcumbrances	0
Initial Cost
Land	1,219
Building	6,283
Costs Capitalized Subsequent to Acquistion	1,295
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,219
Building	7,578
Total	8,797
Accumulated Depreciation	2,658
Date Acquired	Jan. 01, 1998
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Warehouse/distribution facility in Fort Lauderdale, FL | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Warehouse/distribution facility in Fort Lauderdale, FL
Emcumbrances	0
Initial Cost
Land	1,893
Building	11,077
Costs Capitalized Subsequent to Acquistion	703
Increase (Decrease) in Net Investments	(8,449)
Gross Amount at which Carried at Close of Period
Land	1,173
Building	4,051
Total	5,224
Accumulated Depreciation	1,429
Date Acquired	Jan. 01, 1998
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Industrial facilities in Pinconning, MS | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Industrial facilities in Pinconning, MS
Emcumbrances	0
Initial Cost
Land	32
Building	1,692
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	32
Building	1,692
Total	1,724
Accumulated Depreciation	634
Date Acquired	Jan. 01, 1998
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Industrial facilities in San Fernando, CA | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Industrial facilities in San Fernando, CA
Emcumbrances	6,991
Initial Cost
Land	2,052
Building	5,322
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	152
Gross Amount at which Carried at Close of Period
Land	2,052
Building	5,474
Total	7,526
Accumulated Depreciation	2,043
Date Acquired	Jan. 01, 1998
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Land leased in several cities in the following states: Alabama, Florida, Georgia, Illinois, Louisiana, Missouri, New Mexico, North Carolina, South Carolina, and Texas | Real Estate Under Operating Leases

Schedule Of Real Estate And Accumulated Depreciation
Description	Land leased in several cities in the following states: Alabama, Florida, Georgia, Illinois, Louisiana, Missouri, New Mexico, North Carolina, South Carolina, and Texas
Emcumbrances	139
Initial Cost
Land	9,382
Building	0
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	(172)
Gross Amount at which Carried at Close of Period
Land	9,210
Building	0
Total	9,210
Accumulated Depreciation	0
Date Acquired	Jan. 01, 1998
Life on which depreciation in latest statement of income computed	0 years 0 months 0 days
Industrial facility in Milton, VT | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Industrial facility in Milton, VT
Emcumbrances	0
Initial Cost
Land	220
Building	1,579
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	220
Building	1,579
Total	1,799
Accumulated Depreciation	592
Date Acquired	Jan. 01, 1998
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Land in Glendora, CA | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Land in Glendora, CA
Emcumbrances	0
Initial Cost
Land	1,135
Building	0
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	17
Gross Amount at which Carried at Close of Period
Land	1,152
Building	0
Total	1,152
Accumulated Depreciation	0
Date Acquired	Jan. 01, 1998
Life on which depreciation in latest statement of income computed	0 years 0 months 0 days
Industrial facility in Doraville, GA | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Industrial facility in Doraville, GA
Emcumbrances	4,842
Initial Cost
Land	3,288
Building	9,864
Costs Capitalized Subsequent to Acquistion	1,546
Increase (Decrease) in Net Investments	274
Gross Amount at which Carried at Close of Period
Land	3,288
Building	11,684
Total	14,972
Accumulated Depreciation	3,887
Date Acquired	Jan. 01, 1998
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Office facilities in Collierville, TN and warehouse/distribution facilities in Corpus Christi and College Station, TX | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Office facilities in Collierville, TN and warehouse/distribution facilities in Corpus Christi and College Station, TX
Emcumbrances	51,871
Initial Cost
Land	3,490
Building	72,497
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	(15,008)
Gross Amount at which Carried at Close of Period
Land	334
Building	60,645
Total	60,979
Accumulated Depreciation	4,003
Date Acquired	Jan. 01, 1998
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Land in Irving and Houston, TX | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Land in Irving and Houston, TX
Emcumbrances	8,313
Initial Cost
Land	9,795
Building	0
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	9,795
Building	0
Total	9,795
Accumulated Depreciation	0
Date Acquired	Jan. 01, 1998
Life on which depreciation in latest statement of income computed	0 years 0 months 0 days
Industrial facility in Chandler, AZ | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Industrial facility in Chandler, AZ
Emcumbrances	12,066
Initial Cost
Land	5,035
Building	18,957
Costs Capitalized Subsequent to Acquistion	7,435
Increase (Decrease) in Net Investments	541
Gross Amount at which Carried at Close of Period
Land	5,035
Building	26,933
Total	31,968
Accumulated Depreciation	8,959
Date Acquired	Jan. 01, 1998
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Warehouse/distribution facilities in Houston, TX | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Warehouse/distribution facilities in Houston, TX
Emcumbrances	0
Initial Cost
Land	167
Building	885
Costs Capitalized Subsequent to Acquistion	73
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	167
Building	958
Total	1,125
Accumulated Depreciation	345
Date Acquired	Jan. 01, 1998
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Office facilities in Bridgeton, MO | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Office facilities in Bridgeton, MO
Emcumbrances	0
Initial Cost
Land	842
Building	4,762
Costs Capitalized Subsequent to Acquistion	1,627
Increase (Decrease) in Net Investments	71
Gross Amount at which Carried at Close of Period
Land	842
Building	6,460
Total	7,302
Accumulated Depreciation	1,552
Date Acquired	Jan. 01, 1998
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Industrial facility in Industry, CA | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Industrial facility in Industry, CA
Emcumbrances	0
Initial Cost
Land	3,789
Building	13,164
Costs Capitalized Subsequent to Acquistion	1,872
Increase (Decrease) in Net Investments	318
Gross Amount at which Carried at Close of Period
Land	3,789
Building	15,354
Total	19,143
Accumulated Depreciation	4,608
Date Acquired	Jan. 01, 1998
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Retail stores in Drayton Plains, MI and Citrus Heights, CA | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Retail stores in Drayton Plains, MI and Citrus Heights, CA
Emcumbrances	0
Initial Cost
Land	1,039
Building	4,788
Costs Capitalized Subsequent to Acquistion	165
Increase (Decrease) in Net Investments	193
Gross Amount at which Carried at Close of Period
Land	1,039
Building	5,146
Total	6,185
Accumulated Depreciation	1,049
Date Acquired	Jan. 01, 1998
Life on which depreciation in latest statement of income computed	35 years 0 months 0 days
Warehouse/distribution facilities in New Orleans, LA; Memphis, TN; and San Antonio, TX | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Warehouse/distribution facility in Memphis, TN
Emcumbrances	0
Initial Cost
Land	1,882
Building	3,973
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	(3,893)
Gross Amount at which Carried at Close of Period
Land	328
Building	1,634
Total	1,962
Accumulated Depreciation	538
Date Acquired	Jan. 01, 1998
Life on which depreciation in latest statement of income computed	15 years 0 months 0 days
Retail store in Bellevue, WA | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Retail store in Bellevue, WA
Emcumbrances	8,269
Initial Cost
Land	4,125
Building	11,812
Costs Capitalized Subsequent to Acquistion	393
Increase (Decrease) in Net Investments	(123)
Gross Amount at which Carried at Close of Period
Land	4,371
Building	11,836
Total	16,207
Accumulated Depreciation	4,352
Date Acquired	Apr. 01, 1998
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Office facility in Houston, TX | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Office facility in Houston, TX
Emcumbrances	0
Initial Cost
Land	3,260
Building	22,574
Costs Capitalized Subsequent to Acquistion	1,628
Increase (Decrease) in Net Investments	(23,311)
Gross Amount at which Carried at Close of Period
Land	211
Building	3,940
Total	4,151
Accumulated Depreciation	2,944
Date Acquired	Jun. 01, 1998
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Office facility in Rio Rancho, NM | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Office facility in Rio Rancho, NM
Emcumbrances	8,162
Initial Cost
Land	1,190
Building	9,353
Costs Capitalized Subsequent to Acquistion	1,504
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,467
Building	10,580
Total	12,047
Accumulated Depreciation	3,598
Date Acquired	Jul. 01, 1998
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Vacant office facility in Moorestown, NJ | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Vacant office facility in Moorestown, NJ
Emcumbrances	0
Initial Cost
Land	351
Building	5,981
Costs Capitalized Subsequent to Acquistion	943
Increase (Decrease) in Net Investments	43
Gross Amount at which Carried at Close of Period
Land	351
Building	6,967
Total	7,318
Accumulated Depreciation	2,890
Date Acquired	Feb. 01, 1999
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Office facility in Norcross, GA | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Office facility in Norcross, GA
Emcumbrances	28,347
Initial Cost
Land	5,200
Building	25,585
Costs Capitalized Subsequent to Acquistion	11,822
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	5,200
Building	37,407
Total	42,607
Accumulated Depreciation	12,327
Date Acquired	Jun. 01, 1999
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Office facility in Tours, France | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Office facility in Tours, France
Emcumbrances	4,991
Initial Cost
Land	1,034
Building	9,737
Costs Capitalized Subsequent to Acquistion	342
Increase (Decrease) in Net Investments	4,169
Gross Amount at which Carried at Close of Period
Land	1,451
Building	13,831
Total	15,282
Accumulated Depreciation	4,154
Date Acquired	Sep. 01, 2000
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Office facility in Illkirch, France | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Office facility in Illkirch, France
Emcumbrances	13,171
Initial Cost
Land	0
Building	18,520
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	9,116
Gross Amount at which Carried at Close of Period
Land	0
Building	27,636
Total	27,636
Accumulated Depreciation	8,826
Date Acquired	Dec. 01, 2001
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Industrial and warehouse/distribution facilities in Lenexa, KS; Winston-Salem, NC; and Dallas, TX | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Industrial and warehouse/distribution facilities in Lenexa, KS; Winston-Salem, NC; and Dallas, TX
Emcumbrances	0
Initial Cost
Land	1,860
Building	12,539
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	5
Gross Amount at which Carried at Close of Period
Land	1,860
Building	12,544
Total	14,404
Accumulated Depreciation	3,310
Date Acquired	Sep. 01, 2002
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Office facilities in Playa Vista and Venice, CA | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Office facilities in Playa Vista and Venice, CA
Emcumbrances	50,306
Initial Cost
Land	2,032
Building	10,152
Costs Capitalized Subsequent to Acquistion	52,816
Increase (Decrease) in Net Investments	1
Gross Amount at which Carried at Close of Period
Land	5,889
Building	59,112
Total	65,001
Accumulated Depreciation	2,853
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Office facilities in Playa Vista and Venice, CA | Real Estate Under Operating Leases | Minimum
Gross Amount at which Carried at Close of Period
Date Acquired	Sep. 01, 2004
Office facilities in Playa Vista and Venice, CA | Real Estate Under Operating Leases | Maximum
Gross Amount at which Carried at Close of Period
Date Acquired	Sep. 01, 2012
Warehouse/distribution facility in Greenfield, IN | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Warehouse/distribution facility in Greenfield, IN
Emcumbrances	0
Initial Cost
Land	2,807
Building	10,335
Costs Capitalized Subsequent to Acquistion	223
Increase (Decrease) in Net Investments	(8,383)
Gross Amount at which Carried at Close of Period
Land	967
Building	4,015
Total	4,982
Accumulated Depreciation	853
Date Acquired	Sep. 01, 2004
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Warehouse/distribution facilities in Birmingham, AL | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Warehouse/distribution facilities in Birmingham, AL
Emcumbrances	4,425
Initial Cost
Land	1,256
Building	7,704
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,256
Building	7,704
Total	8,960
Accumulated Depreciation	1,597
Date Acquired	Sep. 01, 2004
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Industrial facility in Scottsdale, AZ | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Industrial facility in Scottsdale, AZ
Emcumbrances	1,229
Initial Cost
Land	586
Building	46
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	586
Building	46
Total	632
Accumulated Depreciation	10
Date Acquired	Sep. 01, 2004
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Retail store in Hot Springs, AR | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Retail store in Hot Springs, AR
Emcumbrances	0
Initial Cost
Land	850
Building	2,939
Costs Capitalized Subsequent to Acquistion	2
Increase (Decrease) in Net Investments	(2,614)
Gross Amount at which Carried at Close of Period
Land	0
Building	1,177
Total	1,177
Accumulated Depreciation	245
Date Acquired	Sep. 01, 2004
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Industrial facilities in Apopka, FL | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Industrial facilities in Apopka, FL
Emcumbrances	0
Initial Cost
Land	362
Building	10,855
Costs Capitalized Subsequent to Acquistion	569
Increase (Decrease) in Net Investments	(155)
Gross Amount at which Carried at Close of Period
Land	337
Building	11,294
Total	11,631
Accumulated Depreciation	2,287
Date Acquired	Sep. 01, 2004
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Land in San Leandro, CA | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Land in San Leandro, CA
Emcumbrances	0
Initial Cost
Land	1,532
Building	0
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,532
Building	0
Total	1,532
Accumulated Depreciation	(1)
Date Acquired	Dec. 01, 2006
Life on which depreciation in latest statement of income computed	0 years 0 months 0 days
Industrial facility in Sunnyvale, CA | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Industrial facility in Sunnyvale, CA
Emcumbrances	0
Initial Cost
Land	1,663
Building	3,571
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,663
Building	3,571
Total	5,234
Accumulated Depreciation	803
Date Acquired	Dec. 01, 2006
Life on which depreciation in latest statement of income computed	27 years 0 months 0 days
Fitness and recreational sports center in Austin, TX | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Fitness and recreational sports center in Austin, TX
Emcumbrances	3,165
Initial Cost
Land	1,725
Building	5,168
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,725
Building	5,168
Total	6,893
Accumulated Depreciation	1,103
Date Acquired	Dec. 01, 2006
Life on which depreciation in latest statement of income computed	28 years 6 months 0 days
Retail store in Wroclaw, Poland | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Retail store in Wroclaw, Poland
Emcumbrances	8,309
Initial Cost
Land	3,600
Building	10,306
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	(1,958)
Gross Amount at which Carried at Close of Period
Land	3,305
Building	8,643
Total	11,948
Accumulated Depreciation	1,093
Date Acquired	Dec. 01, 2007
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Office facility in Fort Worth, TX | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Office facility in Fort Worth, TX
Emcumbrances	33,631
Initial Cost
Land	4,600
Building	37,580
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	4,600
Building	37,580
Total	42,180
Accumulated Depreciation	2,740
Date Acquired	Feb. 01, 2010
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Warehouse/distribution facility in Mallorca, Spain | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Warehouse/distribution facility in Mallorca, Spain
Emcumbrances	0
Initial Cost
Land	11,109
Building	12,636
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	2,212
Gross Amount at which Carried at Close of Period
Land	12,161
Building	13,796
Total	25,957
Accumulated Depreciation	891
Date Acquired	Jun. 01, 2010
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Industrial and office facilities in San Diego, CA | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Industrial and office facilities in San Diego, CA
Emcumbrances	33,527
Initial Cost
Land	7,247
Building	29,098
Costs Capitalized Subsequent to Acquistion	967
Increase (Decrease) in Net Investments	(5,514)
Gross Amount at which Carried at Close of Period
Land	4,762
Building	27,036
Total	31,798
Accumulated Depreciation	1,982
Date Acquired	May 01, 2011
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Retail stores in Florence, AL; Snellville, GA; Concord, NC; Rockport, TX; and Virginia Beach, VA | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Retail stores in Florence, AL; Snellville, GA; Concord, NC; Rockport, TX; and Virginia Beach, VA
Emcumbrances	22,000
Initial Cost
Land	5,646
Building	12,367
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	5,646
Building	12,367
Total	18,013
Accumulated Depreciation	109
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Hospitality facilities in Irvine, Sacramento, and San Diego, CA; Orlando, FL; Des Plaines, IL; Indianapolis, IN; Louisville, KY; Linthicum Heights, MD; Newark, NJ; Albuquerque, NM; and Spokane, WA | Real Estate Under Operating Leases

Schedule Of Real Estate And Accumulated Depreciation
Description	Hospitality facilities in Irvine, Sacramento, and San Diego, CA; Orlando, FL; Des Plaines, IL; Indianapolis, IN; Louisville, KY; Linthicum Heights, MD; Newark, NJ; Albuquerque, NM; and Spokane, WA
Emcumbrances	140,000
Initial Cost
Land	32,680
Building	198,999
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	32,680
Building	198,999
Total	231,679
Accumulated Depreciation	1,369
Date Acquired	Sep. 01, 2012
Hospitality facilities in Irvine, Sacramento, and San Diego, CA; Orlando, FL; Des Plaines, IL; Indianapolis, IN; Louisville, KY; Linthicum Heights, MD; Newark, NJ; Albuquerque, NM; and Spokane, WA | Real Estate Under Operating Leases | Minimum

Gross Amount at which Carried at Close of Period
Life on which depreciation in latest statement of income computed	34 years 0 months 0 days
Hospitality facilities in Irvine, Sacramento, and San Diego, CA; Orlando, FL; Des Plaines, IL; Indianapolis, IN; Louisville, KY; Linthicum Heights, MD; Newark, NJ; Albuquerque, NM; and Spokane, WA | Real Estate Under Operating Leases | Maximum

Gross Amount at which Carried at Close of Period
Life on which depreciation in latest statement of income computed	37 years 0 months 0 days
Industrial facilities in Bluffton, OH; Auburn, IN; and Milan, TN | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Industrial facilities in Bluffton, OH; Auburn, IN; and Milan, TN
Emcumbrances	0
Initial Cost
Land	2,564
Building	6,998
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	2,564
Building	6,998
Total	9,562
Accumulated Depreciation	58
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	30 years 0 months 0 days
Land in Irvine, CA | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Land in Irvine, CA
Emcumbrances	1,666
Initial Cost
Land	4,173
Building	0
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	4,173
Building	0
Total	4,173
Accumulated Depreciation	0
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	0 years 0 months 0 days
Office facility in Alpharetta, GA | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Office facility in Alpharetta, GA
Emcumbrances	7,699
Initial Cost
Land	2,198
Building	6,349
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	2,198
Building	6,349
Total	8,547
Accumulated Depreciation	53
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	30 years 0 months 0 days
Office facility in Clinton, NJ | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Office facility in Clinton, NJ
Emcumbrances	25,714
Initial Cost
Land	2,866
Building	34,834
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	2,866
Building	34,834
Total	37,700
Accumulated Depreciation	290
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	30 years 0 months 0 days
Office facilities in St. Petersburg, FL | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Office facilities in St. Petersburg, FL
Emcumbrances	18,481
Initial Cost
Land	3,280
Building	24,627
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	3,280
Building	24,627
Total	27,907
Accumulated Depreciation	205
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	30 years 0 months 0 days
Movie theatre in Baton Rouge, LA | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Movie theatre in Baton Rouge, LA
Emcumbrances	10,025
Initial Cost
Land	4,168
Building	5,724
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	4,168
Building	5,724
Total	9,892
Accumulated Depreciation	48
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	30 years 0 months 0 days
Office facilities in San Diego, CA | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Office facilities in San Diego, CA
Emcumbrances	17,470
Initial Cost
Land	7,804
Building	16,729
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	7,804
Building	16,729
Total	24,533
Accumulated Depreciation	139
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	30 years 0 months 0 days
Industrial facilities in Richmond, CA | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Industrial facilities in Richmond, CA
Emcumbrances	0
Initial Cost
Land	895
Building	1,953
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	895
Building	1,953
Total	2,848
Accumulated Depreciation	16
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	30 years 0 months 0 days
Warehouse/distribution and industrial facilities in Kingman, AZ; Woodland, CA; Jonesboro, GA; Kansas City, MO; Springfield, OR; Fogelsville, PA; and Corsicana, TX | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Warehouse/distribution and industrial facilities in Kingman, AZ; Woodland, CA; Jonesboro, GA; Kansas City, MO; Springfield, OR; Fogelsville, PA; and Corsicana, TX
Emcumbrances	64,836
Initial Cost
Land	16,386
Building	84,668
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	16,386
Building	84,668
Total	101,054
Accumulated Depreciation	700
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	30 years 0 months 0 days
Warehouse/distribution facilities in Lens, Nimes, Colomiers, Thuit Hebert, Ploufragen, and Cholet, France | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Warehouse/distribution facilities in Lens, Nimes, Colomiers, Thuit Hebert, Ploufragen, and Cholet, France
Emcumbrances	94,059
Initial Cost
Land	15,779
Building	89,421
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	2,929
Gross Amount at which Carried at Close of Period
Land	16,219
Building	91,910
Total	108,129
Accumulated Depreciation	764
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	30 years 0 months 0 days
Warehouse/distribution facilities in Orlando, FL; Macon, GA; Rocky Mount, NC, and Lewisville, TX | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Warehouse/distribution facilities in Orlando, FL; Macon, GA; Rocky Mount, NC, and Lewisville, TX
Emcumbrances	14,645
Initial Cost
Land	2,163
Building	17,715
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	2,163
Building	17,715
Total	19,878
Accumulated Depreciation	148
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	30 years 0 months 0 days
Fitness and recreational sports center in Newton, MA | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Fitness and recreational sports center in Newton, MA
Emcumbrances	7,655
Initial Cost
Land	1,897
Building	11,451
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,897
Building	11,451
Total	13,348
Accumulated Depreciation	94
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	30 years 0 months 0 days
Industrial facilities in Chattanooga, TN | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Industrial facilities in Chattanooga, TN
Emcumbrances	0
Initial Cost
Land	558
Building	5,923
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	558
Building	5,923
Total	6,481
Accumulated Depreciation	49
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	30 years 0 months 0 days
Industrial facilities in Mooresville, NC | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Industrial facilities in Mooresville, NC
Emcumbrances	6,512
Initial Cost
Land	756
Building	9,775
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	756
Building	9,775
Total	10,531
Accumulated Depreciation	80
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	30 years 0 months 0 days
Industrial facility in MaCalla, AL | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Industrial facility in MaCalla, AL
Emcumbrances	6,307
Initial Cost
Land	960
Building	14,472
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	960
Building	14,472
Total	15,432
Accumulated Depreciation	115
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	31 years 0 months 0 days
Office facility in Lower Makefield Township, PA | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Office facility in Lower Makefield Township, PA
Emcumbrances	10,874
Initial Cost
Land	1,726
Building	12,781
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,726
Building	12,781
Total	14,507
Accumulated Depreciation	105
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	30 years 0 months 0 days
Industrial facility in Fort Smith, AZ | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Industrial facility in Fort Smith, AZ
Emcumbrances	0
Initial Cost
Land	1,063
Building	6,159
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,063
Building	6,159
Total	7,222
Accumulated Depreciation	50
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	30 years 0 months 0 days
Retail facilities in Greenwood, IN and Buffalo, NY | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Retail facilities in Greenwood, IN and Buffalo, NY
Emcumbrances	8,893
Initial Cost
Land	0
Building	19,990
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	0
Building	19,990
Total	19,990
Accumulated Depreciation	161
Date Acquired	Sep. 01, 2012
Retail facilities in Greenwood, IN and Buffalo, NY | Real Estate Under Operating Leases | Minimum
Gross Amount at which Carried at Close of Period
Life on which depreciation in latest statement of income computed	30 years 0 months 0 days
Retail facilities in Greenwood, IN and Buffalo, NY | Real Estate Under Operating Leases | Maximum
Gross Amount at which Carried at Close of Period
Life on which depreciation in latest statement of income computed	31 years 0 months 0 days
Industrial facilities in Bowling Green, KY and Jackson, TN | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Industrial facilities in Bowling Green, KY and Jackson, TN
Emcumbrances	7,436
Initial Cost
Land	1,492
Building	8,182
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,492
Building	8,182
Total	9,674
Accumulated Depreciation	66
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	31 years 0 months 0 days
Industrial facilities in Mattoon, IL; Holyoke, MA; and Morristown, TN and a warehouse/distribution facility in Westfield, MA | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Industrial facilities in Mattoon, IL; Holyoke, MA; and Morristown, TN and a warehouse/distribution facility in Westfield, MA
Emcumbrances	5,245
Initial Cost
Land	1,891
Building	11,064
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,891
Building	11,064
Total	12,955
Accumulated Depreciation	90
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	31 years 0 months 0 days
Industrial facility in Rancho Cucamonga, CA and educational facilities in Glendale Heights, IL; Exton, PA; and Avondale, AZ | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Industrial facility in Rancho Cucamonga, CA and educational facilities in Glendale Heights, IL; Exton, PA; and Avondale, AZ
Emcumbrances	37,911
Initial Cost
Land	14,006
Building	33,683
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	14,006
Building	33,683
Total	47,689
Accumulated Depreciation	263
Date Acquired	Sep. 01, 2012
Industrial facility in Rancho Cucamonga, CA and educational facilities in Glendale Heights, IL; Exton, PA; and Avondale, AZ | Real Estate Under Operating Leases | Minimum
Gross Amount at which Carried at Close of Period
Life on which depreciation in latest statement of income computed	31 years 0 months 0 days
Industrial facility in Rancho Cucamonga, CA and educational facilities in Glendale Heights, IL; Exton, PA; and Avondale, AZ | Real Estate Under Operating Leases | Maximum
Gross Amount at which Carried at Close of Period
Life on which depreciation in latest statement of income computed	32 years 0 months 0 days
Sports facilities in Rochester Hills and Canton, MI | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Sports facilities in Rochester Hills and Canton, MI
Emcumbrances	22,160
Initial Cost
Land	5,447
Building	9,988
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	5,447
Building	9,988
Total	15,435
Accumulated Depreciation	81
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	31 years 0 months 0 days
Industrial facilities in St. Petersburg, FL; Buffalo Grove, IL; West Lafayette, IN; Excelsior Springs, MO; and North Versailles, PA | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Industrial facilities in St. Petersburg, FL; Buffalo Grove, IL; West Lafayette, IN; Excelsior Springs, MO; and North Versailles, PA
Emcumbrances	12,860
Initial Cost
Land	6,559
Building	19,078
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	6,559
Building	19,078
Total	25,637
Accumulated Depreciation	153
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	31 years 0 months 0 days
Industrial facilities in Tolleson, AZ; Alsip, IL; and Solvay, NY | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Industrial facilities in Tolleson, AZ; Alsip, IL; and Solvay, NY
Emcumbrances	15,164
Initial Cost
Land	6,080
Building	23,424
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	6,080
Building	23,424
Total	29,504
Accumulated Depreciation	187
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	31 years 0 months 0 days
Land in Kahl, Germany | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Land in Kahl, Germany
Emcumbrances	10,573
Initial Cost
Land	6,694
Building	0
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	186
Gross Amount at which Carried at Close of Period
Land	6,880
Building	0
Total	6,880
Accumulated Depreciation	0
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	0 years 0 months 0 days
Land in Memphis, TN and sports facilities in Bedford, TX and Englewood, CO | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Land in Memphis, TN and sports facilities in Bedford, TX and Englewood, CO
Emcumbrances	8,050
Initial Cost
Land	4,877
Building	4,258
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	4,877
Building	4,258
Total	9,135
Accumulated Depreciation	34
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	31 years 0 months 0 days
Office facilities in Brussels, Belgium | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Office facilities in Brussels, Belgium
Emcumbrances	11,094
Initial Cost
Land	1,505
Building	6,026
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	210
Gross Amount at which Carried at Close of Period
Land	1,547
Building	6,194
Total	7,741
Accumulated Depreciation	48
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	32 years 0 months 0 days
Warehouse/distribution facilities in Oceanside, CA and Concordville, PA | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Warehouse/distribution facilities in Oceanside, CA and Concordville, PA
Emcumbrances	4,506
Initial Cost
Land	3,333
Building	8,270
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	3,333
Building	8,270
Total	11,603
Accumulated Depreciation	66
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	31 years 0 months 0 days
Office facility in Peachtree City, GA | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Office facility in Peachtree City, GA
Emcumbrances	3,962
Initial Cost
Land	1,205
Building	5,907
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,205
Building	5,907
Total	7,112
Accumulated Depreciation	47
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	31 years 0 months 0 days
Self-storage and trucking facilities in numerous locations throughout the U.S. | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Self-storage and trucking facilities in numerous locations throughout the U.S.
Emcumbrances	154,658
Initial Cost
Land	74,551
Building	319,186
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	74,551
Building	319,186
Total	393,737
Accumulated Depreciation	2,527
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	31 years 0 months 0 days
Warehouse/distribution facility in La Vista, NE | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Warehouse/distribution facility in La Vista, NE
Emcumbrances	22,340
Initial Cost
Land	4,196
Building	23,148
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	4,196
Building	23,148
Total	27,344
Accumulated Depreciation	173
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	33 years 0 months 0 days
Office facility in Pleasanton, CA | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Office facility in Pleasanton, CA
Emcumbrances	12,861
Initial Cost
Land	3,675
Building	7,468
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	3,675
Building	7,468
Total	11,143
Accumulated Depreciation	59
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	31 years 0 months 0 days
Office facility in San Marcos, TX | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Office facility in San Marcos, TX
Emcumbrances	0
Initial Cost
Land	440
Building	688
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	440
Building	688
Total	1,128
Accumulated Depreciation	5
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	31 years 0 months 0 days
Office facilities in Espoo, Finland | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Office facilities in Espoo, Finland
Emcumbrances	58,910
Initial Cost
Land	40,555
Building	15,662
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	1,565
Gross Amount at which Carried at Close of Period
Land	41,684
Building	16,098
Total	57,782
Accumulated Depreciation	127
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	31 years 0 months 0 days
Office facility in Conflans, France | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Office facility in Conflans, France
Emcumbrances	20,378
Initial Cost
Land	7,208
Building	11,333
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	516
Gross Amount at which Carried at Close of Period
Land	7,409
Building	11,648
Total	19,057
Accumulated Depreciation	91
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	31 years 0 months 0 days
Office facilities in Chicago, IL | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Office facilities in Chicago, IL
Emcumbrances	15,499
Initial Cost
Land	2,169
Building	19,010
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	2,169
Building	19,010
Total	21,179
Accumulated Depreciation	149
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	31 years 0 months 0 days
Industrial facility in Louisville, CO | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Industrial facility in Louisville, CO
Emcumbrances	10,417
Initial Cost
Land	5,342
Building	8,786
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	5,342
Building	8,786
Total	14,128
Accumulated Depreciation	69
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	31 years 0 months 0 days
Industrial facilities in Hollywood and Orlando, FL | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Industrial facilities in Hollywood and Orlando, FL
Emcumbrances	0
Initial Cost
Land	3,639
Building	1,269
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	3,639
Building	1,269
Total	4,908
Accumulated Depreciation	10
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	31 years 0 months 0 days
Industrial facility in Golden, CO | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Industrial facility in Golden, CO
Emcumbrances	0
Initial Cost
Land	808
Building	4,304
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	808
Building	4,304
Total	5,112
Accumulated Depreciation	36
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	30 years 0 months 0 days
Industrial facilities in Texarkana, TX and Orem, UT | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Industrial facilities in Texarkana, TX and Orem, UT
Emcumbrances	2,699
Initial Cost
Land	1,755
Building	4,493
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,755
Building	4,493
Total	6,248
Accumulated Depreciation	35
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	31 years 0 months 0 days
Industrial facility in Eugene, OR | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Industrial facility in Eugene, OR
Emcumbrances	4,724
Initial Cost
Land	2,286
Building	3,783
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	2,286
Building	3,783
Total	6,069
Accumulated Depreciation	30
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	31 years 0 months 0 days
Industrial facility in Neenah, WI | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Industrial facility in Neenah, WI
Emcumbrances	4,869
Initial Cost
Land	438
Building	4,954
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	438
Building	4,954
Total	5,392
Accumulated Depreciation	39
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	31 years 0 months 0 days
Industrial facility in South Jordan, UT | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Industrial facility in South Jordan, UT
Emcumbrances	13,075
Initial Cost
Land	2,183
Building	11,340
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	2,183
Building	11,340
Total	13,523
Accumulated Depreciation	89
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	31 years 0 months 0 days
Warehouse/distribution facility in Ennis, TX | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Warehouse/distribution facility in Ennis, TX
Emcumbrances	2,609
Initial Cost
Land	478
Building	4,087
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	478
Building	4,087
Total	4,565
Accumulated Depreciation	32
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	31 years 0 months 0 days
Childcare facilities in Chandler and Tucson, AZ; Alhambra, Chino, Garden Grove, and Tustin, CA; Naperville, IL; Westland and Canton, MI; and Carrollton, Duncansville, and Lewisville, TX | Real Estate Under Operating Leases

Schedule Of Real Estate And Accumulated Depreciation
Description	Childcare facilities in Chandler and Tucson, AZ; Alhambra, Chino, Garden Grove, and Tustin, CA; Westland and Canton, MI; and Carrollton, Duncansville, and Lewisville, TX
Emcumbrances	0
Initial Cost
Land	6,343
Building	379
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	(1,384)
Gross Amount at which Carried at Close of Period
Land	5,338
Building	0
Total	5,338
Accumulated Depreciation	0
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	0 years 0 months 0 days
Retail facility in Oklahoma City, OK | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Retail facility in Oklahoma City, OK
Emcumbrances	5,759
Initial Cost
Land	1,246
Building	4,771
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,246
Building	4,771
Total	6,017
Accumulated Depreciation	37
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	32 years 0 months 0 days
Land in Farmington, CT and Braintree, MA | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Land in Farmington, CT and Braintree, MA
Emcumbrances	490
Initial Cost
Land	2,409
Building	0
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	2,409
Building	0
Total	2,409
Accumulated Depreciation	0
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	0 years 0 months 0 days
Office facilities in Helsinki, Finland | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Office facilities in Helsinki, Finland
Emcumbrances	58,917
Initial Cost
Land	26,560
Building	20,735
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	1,316
Gross Amount at which Carried at Close of Period
Land	27,299
Building	21,312
Total	48,611
Accumulated Depreciation	165
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	32 years 0 months 0 days
Office facility in Paris, France | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Office facility in Paris, France
Emcumbrances	73,391
Initial Cost
Land	23,387
Building	43,450
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	1,860
Gross Amount at which Carried at Close of Period
Land	24,038
Building	44,659
Total	68,697
Accumulated Depreciation	341
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	32 years 0 months 0 days
Retail facilities in Bydgoszcz, Czestochowa, Jablonna, Katowice, Kielce, Lodz, Lubin, Olsztyn, Opole, Plock, Walbrzych, Warsaw, and Warszawa, Poland | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Retail facilities in Bydgoszcz, Czestochowa, Jablonna, Katowice, Kielce, Lodz, Lubin, Olsztyn, Opole, Plock, Walbrzych, Warsaw, and Warszawa, Poland
Emcumbrances	148,643
Initial Cost
Land	26,564
Building	72,866
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	2,768
Gross Amount at which Carried at Close of Period
Land	27,303
Building	74,895
Total	102,198
Accumulated Depreciation	785
Date Acquired	Sep. 01, 2012
Retail facilities in Bydgoszcz, Czestochowa, Jablonna, Katowice, Kielce, Lodz, Lubin, Olsztyn, Opole, Plock, Walbrzych, Warsaw, and Warszawa, Poland | Real Estate Under Operating Leases | Minimum
Gross Amount at which Carried at Close of Period
Life on which depreciation in latest statement of income computed	23 years 0 months 0 days
Retail facilities in Bydgoszcz, Czestochowa, Jablonna, Katowice, Kielce, Lodz, Lubin, Olsztyn, Opole, Plock, Walbrzych, Warsaw, and Warszawa, Poland | Real Estate Under Operating Leases | Maximum
Gross Amount at which Carried at Close of Period
Life on which depreciation in latest statement of income computed	34 years 0 months 0 days
Office facility in Laupheim, Germany | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Office facility in Laupheim, Germany
Emcumbrances	0
Initial Cost
Land	2,072
Building	8,339
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	290
Gross Amount at which Carried at Close of Period
Land	2,130
Building	8,571
Total	10,701
Accumulated Depreciation	107
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	20 years 0 months 0 days
Industrial facilities in Danbury, CT and Bedford, MA | Real Estate Under Operating Leases
Schedule Of Real Estate And Accumulated Depreciation
Description	Industrial facilities in Danbury, CT and Bedford, MA
Emcumbrances	12,973
Initial Cost
Land	3,519
Building	16,329
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	3,519
Building	16,329
Total	19,848
Accumulated Depreciation	136
Date Acquired	Sep. 01, 2012
Life on which depreciation in latest statement of income computed	29 years 0 months 0 days
Retail stores in several cities in the following states: Alabama, Florida, Georgia, Illinois, Louisiana, Missouri, New Mexico, North Carolina, South Carolina, and Texas | Direct Financing Lease
Schedule Of Real Estate And Accumulated Depreciation
Description	Retail stores in several cities in the following states: Alabama, Florida, Georgia, Illinois, Louisiana, Missouri, New Mexico, North Carolina, South Carolina, and Texas
Emcumbrances	199
Initial Cost
Land	0
Building	16,416
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	(384)
Gross Amount at which Carried at Close of Period
Total	16,032
Date Acquired	Jan. 01, 1998
Office and industrial facilities in Glendora, CA and Romulus, MI | Direct Financing Lease
Schedule Of Real Estate And Accumulated Depreciation
Description	Office and industrial facilities in Glendora, CA and Romulus, MI
Emcumbrances	0
Initial Cost
Land	454
Building	13,251
Costs Capitalized Subsequent to Acquistion	9
Increase (Decrease) in Net Investments	(2,437)
Gross Amount at which Carried at Close of Period
Total	11,277
Date Acquired	Jan. 01, 1998
Industrial facilities in Thurmont, MD and Farmington, NY | Direct Financing Lease
Schedule Of Real Estate And Accumulated Depreciation
Description	Industrial facilities in Thurmont, MD and Farmington, NY
Emcumbrances	0
Initial Cost
Land	729
Building	6,093
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	(158)
Gross Amount at which Carried at Close of Period
Total	6,664
Date Acquired	Jan. 01, 1998
Industrial facilities in Irving and Houston, TX | Direct Financing Lease
Schedule Of Real Estate And Accumulated Depreciation
Description	Industrial facilities in Irving and Houston, TX
Emcumbrances	20,118
Initial Cost
Land	0
Building	27,599
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	(3,897)
Gross Amount at which Carried at Close of Period
Total	23,702
Date Acquired	Jan. 01, 1998
Retail facilities in Farmington, CT and Braintree, MA | Direct Financing Lease
Schedule Of Real Estate And Accumulated Depreciation
Description	Retail facilities in Farmington, CT and Braintree, MA
Emcumbrances	3,010
Initial Cost
Land	0
Building	8,761
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Total	8,761
Date Acquired	Sep. 01, 2012
Education facilities in Chandler and Tucson, AZ; Alhambra, Chino, Garden Grove, and Tustin, CA; Naperville, IL; Westland and Canton, MI; and Carrollton, Duncansville, and Lewisville, TX | Direct Financing Lease

Schedule Of Real Estate And Accumulated Depreciation
Description	Education facilities in Chandler and Tucson, AZ; Alhambra, Chino, Garden Grove, and Tustin, CA; Naperville, IL; Westland and Canton, MI; and Carrollton, Duncansville, and Lewisville, TX
Emcumbrances	0
Initial Cost
Land	0
Building	7,840
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Total	7,840
Date Acquired	Sep. 01, 2012
Industrial facility in Owingsville, KY | Direct Financing Lease
Schedule Of Real Estate And Accumulated Depreciation
Description	Industrial facility in Owingsville, KY
Emcumbrances	113
Initial Cost
Land	309
Building	5,741
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	(88)
Gross Amount at which Carried at Close of Period
Total	5,962
Date Acquired	Sep. 01, 2012
Retail facility in Freehold, NJ | Direct Financing Lease
Schedule Of Real Estate And Accumulated Depreciation
Description	Retail facility in Freehold, NJ
Emcumbrances	6,515
Initial Cost
Land	0
Building	17,067
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	(12)
Gross Amount at which Carried at Close of Period
Total	17,055
Date Acquired	Sep. 01, 2012
Office facilities in Corpus Christi, Odessa, San Marcos, and Waco, TX | Direct Financing Lease
Schedule Of Real Estate And Accumulated Depreciation
Description	Office facilities in Corpus Christi, Odessa, San Marcos, and Waco, TX
Emcumbrances	5,313
Initial Cost
Land	2,089
Building	14,211
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	(102)
Gross Amount at which Carried at Close of Period
Total	16,198
Date Acquired	Sep. 01, 2012
Retail facilities in Osnabruck, Borken, Bunde, Arnstadt, Dorsten, Duisburg, Freiberg, Leimbach-Kaiserro, Monheim, Oberhausen, Rodewisch, Sankt Augustin, Schmalkalden, Stendal, Wuppertal, and Monheim, Germany | Direct Financing Lease

Schedule Of Real Estate And Accumulated Depreciation
Description	Retail facilities in Osnabruck, Borken, Bunde, Arnstadt, Dorsten, Duisburg, Freiberg, Leimbach-Kaiserro, Monheim, Oberhausen, Rodewisch, Sankt Augustin, Schmalkalden, Stendal, Wuppertal, and Monheim, Germany
Emcumbrances	87,982
Initial Cost
Land	28,734
Building	145,854
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	4,837
Gross Amount at which Carried at Close of Period
Total	179,425
Date Acquired	Sep. 01, 2012
Warehouse/distribution facility in Birmingham, United Kingdom | Direct Financing Lease
Schedule Of Real Estate And Accumulated Depreciation
Description	Warehouse/distribution facility in Birmingham, United Kingdom
Emcumbrances	10,903
Initial Cost
Land	2,147
Building	12,357
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	117
Gross Amount at which Carried at Close of Period
Total	14,621
Date Acquired	Sep. 01, 2012
Warehouse/distribution facilities in Mesquite, TX | Direct Financing Lease
Schedule Of Real Estate And Accumulated Depreciation
Description	Warehouse/distribution facilities in Mesquite, TX
Emcumbrances	6,905
Initial Cost
Land	2,851
Building	15,899
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	(38)
Gross Amount at which Carried at Close of Period
Total	18,712
Date Acquired	Sep. 01, 2012
Industrial facility in Rochester, MN | Direct Financing Lease
Schedule Of Real Estate And Accumulated Depreciation
Description	Industrial facility in Rochester, MN
Emcumbrances	5,211
Initial Cost
Land	881
Building	17,039
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	39
Gross Amount at which Carried at Close of Period
Total	17,959
Date Acquired	Sep. 01, 2012
Office facility in Irvine, CA | Direct Financing Lease
Schedule Of Real Estate And Accumulated Depreciation
Description	Office facility in Irvine, CA
Emcumbrances	6,792
Initial Cost
Land	0
Building	17,027
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	(19)
Gross Amount at which Carried at Close of Period
Total	17,008
Date Acquired	Sep. 01, 2012
Sports facility in Memphis, TN | Direct Financing Lease
Schedule Of Real Estate And Accumulated Depreciation
Description	Sports facility in Memphis, TN
Emcumbrances	1,890
Initial Cost
Land	0
Building	4,823
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	(33)
Gross Amount at which Carried at Close of Period
Total	4,790
Date Acquired	Sep. 01, 2012
Industrial facility in Brownwood, TX | Direct Financing Lease
Schedule Of Real Estate And Accumulated Depreciation
Description	Industrial facility in Brownwood, TX
Emcumbrances	0
Initial Cost
Land	722
Building	6,268
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Total	6,990
Date Acquired	Sep. 01, 2012
Education facility in Glendale Heights, IL | Direct Financing Lease
Schedule Of Real Estate And Accumulated Depreciation
Description	Education facility in Glendale Heights, IL
Emcumbrances	0
Initial Cost
Land	0
Building	3,009
Costs Capitalized Subsequent to Acquistion	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Total	3,009
Date Acquired	Sep. 01, 2012
Hotel in Livonia, MI | Operating real estate
Schedule Of Real Estate And Accumulated Depreciation
Description	Hotel in Livonia, MI
Emcumbrances	0
Initial Cost
Land	2,765
Building	11,087
Personal Property	3,816
Costs Capitalized Subsequent to Acquistion	18,733
Increase (Decrease) in Net Investments	(20,440)
Gross Amount at which Carried at Close of Period
Land	892
Building	5,556
Personal Property	9,513
Total	15,961
Accumulated Depreciation	10,961
Date Acquired	Jan. 01, 1998
Hotel in Livonia, MI | Operating real estate | Minimum
Gross Amount at which Carried at Close of Period
Life on which depreciation in latest statement of income computed	7 years 0 months 0 days
Hotel in Livonia, MI | Operating real estate | Maximum
Gross Amount at which Carried at Close of Period
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Self-storage facilities in Taunton, North Andover, North Billerica, and Brockton, MA | Operating real estate
Schedule Of Real Estate And Accumulated Depreciation
Description	Self-storage facilities in Taunton, North Andover, North Billerica, and Brockton, MA
Emcumbrances	9,532
Initial Cost
Land	4,300
Building	12,274
Personal Property	0
Costs Capitalized Subsequent to Acquistion	254
Increase (Decrease) in Net Investments	(478)
Gross Amount at which Carried at Close of Period
Land	4,300
Building	12,050
Personal Property	0
Total	16,350
Accumulated Depreciation	2,036
Date Acquired	Dec. 01, 2006
Self-storage facilities in Taunton, North Andover, North Billerica, and Brockton, MA | Operating real estate | Minimum
Gross Amount at which Carried at Close of Period
Life on which depreciation in latest statement of income computed	25 years 0 months 0 days
Self-storage facilities in Taunton, North Andover, North Billerica, and Brockton, MA | Operating real estate | Maximum
Gross Amount at which Carried at Close of Period
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Self-storage facility in Newington, CT | Operating real estate
Schedule Of Real Estate And Accumulated Depreciation
Description	Self-storage facility in Newington, CT
Emcumbrances	2,073
Initial Cost
Land	520
Building	2,973
Personal Property	0
Costs Capitalized Subsequent to Acquistion	241
Increase (Decrease) in Net Investments	(121)
Gross Amount at which Carried at Close of Period
Land	520
Building	3,093
Personal Property	0
Total	3,613
Accumulated Depreciation	468
Date Acquired	Dec. 01, 2006
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Self-storage facility in Killeen, TX | Operating real estate
Schedule Of Real Estate And Accumulated Depreciation
Description	Self-storage facility in Killeen, TX
Emcumbrances	3,226
Initial Cost
Land	1,230
Building	3,821
Personal Property	0
Costs Capitalized Subsequent to Acquistion	339
Increase (Decrease) in Net Investments	(179)
Gross Amount at which Carried at Close of Period
Land	1,230
Building	3,981
Personal Property	0
Total	5,211
Accumulated Depreciation	648
Date Acquired	Dec. 01, 2006
Life on which depreciation in latest statement of income computed	30 years 0 months 0 days
Self-storage facility in Rohnert Park, CA | Operating real estate
Schedule Of Real Estate And Accumulated Depreciation
Description	Self-storage facility in Rohnert Park, CA
Emcumbrances	3,108
Initial Cost
Land	1,761
Building	4,989
Personal Property	0
Costs Capitalized Subsequent to Acquistion	40
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,761
Building	5,029
Personal Property	0
Total	6,790
Accumulated Depreciation	748
Date Acquired	Jan. 01, 2007
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Self-storage facility in Fort Worth, TX | Operating real estate
Schedule Of Real Estate And Accumulated Depreciation
Description	Self-storage facility in Fort Worth, TX
Emcumbrances	2,150
Initial Cost
Land	1,030
Building	4,176
Personal Property	0
Costs Capitalized Subsequent to Acquistion	33
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,030
Building	4,209
Personal Property	0
Total	5,239
Accumulated Depreciation	626
Date Acquired	Jan. 01, 2007
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Self-storage facility in Augusta, GA | Operating real estate
Schedule Of Real Estate And Accumulated Depreciation
Description	Self-storage facility in Augusta, GA
Emcumbrances	1,876
Initial Cost
Land	970
Building	2,442
Personal Property	0
Costs Capitalized Subsequent to Acquistion	48
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	970
Building	2,490
Personal Property	0
Total	3,460
Accumulated Depreciation	367
Date Acquired	Feb. 01, 2007
Life on which depreciation in latest statement of income computed	39 years 0 months 0 days
Self-storage facility in Garland, TX | Operating real estate
Schedule Of Real Estate And Accumulated Depreciation
Description	Self-storage facility in Garland, TX
Emcumbrances	1,435
Initial Cost
Land	880
Building	3,104
Personal Property	0
Costs Capitalized Subsequent to Acquistion	57
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	880
Building	3,161
Personal Property	0
Total	4,041
Accumulated Depreciation	461
Date Acquired	Feb. 01, 2007
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Self-storage facility in Lawrenceville, GA | Operating real estate
Schedule Of Real Estate And Accumulated Depreciation
Description	Self-storage facility in Lawrenceville, GA
Emcumbrances	2,314
Initial Cost
Land	1,410
Building	4,477
Personal Property	0
Costs Capitalized Subsequent to Acquistion	82
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,411
Building	4,558
Personal Property	0
Total	5,969
Accumulated Depreciation	717
Date Acquired	Mar. 01, 2007
Life on which depreciation in latest statement of income computed	37 years 0 months 0 days
Self-storage facility in Fairfield, OH | Operating real estate
Schedule Of Real Estate And Accumulated Depreciation
Description	Self-storage facility in Fairfield, OH
Emcumbrances	1,824
Initial Cost
Land	540
Building	2,640
Personal Property	0
Costs Capitalized Subsequent to Acquistion	19
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	540
Building	2,659
Personal Property	0
Total	3,199
Accumulated Depreciation	508
Date Acquired	Apr. 01, 2007
Life on which depreciation in latest statement of income computed	30 years 0 months 0 days
Self-storage facility in Tallahassee, FL | Operating real estate
Schedule Of Real Estate And Accumulated Depreciation
Description	Self-storage facility in Tallahassee, FL
Emcumbrances	3,629
Initial Cost
Land	850
Building	5,736
Personal Property	0
Costs Capitalized Subsequent to Acquistion	7
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	850
Building	5,743
Personal Property	0
Total	6,593
Accumulated Depreciation	809
Date Acquired	Apr. 01, 2007
Life on which depreciation in latest statement of income computed	40 years 0 months 0 days
Self-storage facility in Lincolnshire, IL | Operating real estate
Schedule Of Real Estate And Accumulated Depreciation
Description	Self-storage facility in Lincolnshire, IL
Emcumbrances	1,955
Initial Cost
Land	1,477
Building	1,519
Personal Property	0
Costs Capitalized Subsequent to Acquistion	96
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,477
Building	1,615
Personal Property	0
Total	3,092
Accumulated Depreciation	220
Date Acquired	Jul. 01, 2010
Life on which depreciation in latest statement of income computed	18 years 0 months 0 days
Self-storage facility in Chicago, IL | Operating real estate
Schedule Of Real Estate And Accumulated Depreciation
Description	Self-storage facility in Chicago, IL
Emcumbrances	1,683
Initial Cost
Land	823
Building	912
Personal Property	0
Costs Capitalized Subsequent to Acquistion	627
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	823
Building	1,539
Personal Property	0
Total	2,362
Accumulated Depreciation	278
Date Acquired	Jul. 01, 2010
Life on which depreciation in latest statement of income computed	15 years 0 months 0 days
Self-storage facility in Chicago, IL | Operating real estate
Schedule Of Real Estate And Accumulated Depreciation
Description	Self-storage facility in Chicago, IL
Emcumbrances	1,411
Initial Cost
Land	700
Building	733
Personal Property	0
Costs Capitalized Subsequent to Acquistion	556
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	700
Building	1,289
Personal Property	0
Total	1,989
Accumulated Depreciation	223
Date Acquired	Jul. 01, 2010
Life on which depreciation in latest statement of income computed	15 years 0 months 0 days
Self-storage facility in Bedford Park, IL | Operating real estate
Schedule Of Real Estate And Accumulated Depreciation
Description	Self-storage facility in Bedford Park, IL
Emcumbrances	1,713
Initial Cost
Land	809
Building	1,312
Personal Property	0
Costs Capitalized Subsequent to Acquistion	200
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	809
Building	1,512
Personal Property	0
Total	2,321
Accumulated Depreciation	196
Date Acquired	Jul. 01, 2010
Life on which depreciation in latest statement of income computed	20 years 0 months 0 days
Self-storage facility in Bentonville, AR | Operating real estate
Schedule Of Real Estate And Accumulated Depreciation
Description	Self-storage facility in Bentonville, AR
Emcumbrances	2,024
Initial Cost
Land	1,050
Building	1,323
Personal Property	0
Costs Capitalized Subsequent to Acquistion	22
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,050
Building	1,345
Personal Property	0
Total	2,395
Accumulated Depreciation	131
Date Acquired	Sep. 01, 2010
Life on which depreciation in latest statement of income computed	24 years 0 months 0 days
Self-storage facility in Tallahassee, FL | Operating real estate
Schedule Of Real Estate And Accumulated Depreciation
Description	Self-storage facility in Tallahassee, FL
Emcumbrances	3,848
Initial Cost
Land	570
Building	3,447
Personal Property	0
Costs Capitalized Subsequent to Acquistion	30
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	570
Building	3,477
Personal Property	0
Total	4,047
Accumulated Depreciation	262
Date Acquired	Sep. 01, 2010
Life on which depreciation in latest statement of income computed	30 years 0 months 0 days
Self-storage facility in Pensacola, FL | Operating real estate
Schedule Of Real Estate And Accumulated Depreciation
Description	Self-storage facility in Pensacola, FL
Emcumbrances	1,801
Initial Cost
Land	560
Building	2,082
Personal Property	0
Costs Capitalized Subsequent to Acquistion	5
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	560
Building	2,087
Personal Property	0
Total	2,647
Accumulated Depreciation	156
Date Acquired	Sep. 01, 2010
Life on which depreciation in latest statement of income computed	30 years 0 months 0 days
Self-storage facility in Chicago, IL | Operating real estate
Schedule Of Real Estate And Accumulated Depreciation
Description	Self-storage facility in Chicago, IL
Emcumbrances	2,081
Initial Cost
Land	1,785
Building	2,616
Personal Property	0
Costs Capitalized Subsequent to Acquistion	23
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,785
Building	2,639
Personal Property	0
Total	4,424
Accumulated Depreciation	$ 178
Date Acquired	Oct. 01, 2010
Life on which depreciation in latest statement of income computed	32 years 0 months 0 days